STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended								12 Months Ended	1 Months Ended									12 Months Ended	1 Months Ended					3 Months Ended	12 Months Ended	1 Months Ended		43 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended				13 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended						2 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Nov. 30, 2007	Dec. 31, 2008	Jan. 31, 2008	Jul. 31, 2013	Apr. 30, 2008	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2014	May 31, 2010	Jan. 31, 2009	Dec. 31, 2009	Feb. 28, 2009	May 31, 2014	Jun. 30, 2009	Jul. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Feb. 29, 2012	Apr. 30, 2010	Dec. 31, 2010	Sep. 30, 2013	Mar. 31, 2013	Aug. 30, 2012	Sep. 30, 2011	Jan. 31, 2012	Aug. 31, 2014	Dec. 31, 2011	Jan. 31, 2011	May 31, 2011	Dec. 31, 2014	Aug. 30, 2013	Aug. 30, 2011	Aug. 31, 2011	Dec. 31, 2012	Feb. 28, 2014	Aug. 31, 2012	Dec. 31, 2013	May 31, 2013	Jun. 30, 2014	Aug. 31, 2013	Jan. 31, 2010	Jan. 02, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Feb. 28, 2015	Jan. 31, 2015	Feb. 28, 2015	Mar. 31, 2015	Aug. 21, 2014
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	$ 20,000,000
Term of agreement with institutional investor	30 months
Share issued, value	16,862	212,156
November 2007 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance				1,752,000	750,000
Purchase price of options issued				$ 0.72
Expiration period				5 years
Option granted, number of shares vesting in installments				146,000
Shares rescinded/forfeited					125,000
Stock option expense			245,082
Common stock available for issuance before August 21, 2014																																																							8,000,000
Common stock available for issuance																																																							10,000,000
January 2008 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance						100,000
Purchase price of options issued						$ 0.72
Option granted, number of shares vesting in installments						25,000
Stock option expense			21,462
Vesting immediately						25,000
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance								600,000
Expiration period							5 years
Stock option expense	24,257	24,658
Exercise price of warrants							$ 0.90	$ 0.73
Fair value of warrant							48,915	976,193
Consulting expense					976,193
Frequency of vesting installments							with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant
Vesting period							12 months
Number of common shares that can be purchased through warrant							100,000
Stock outstanding	100,000																																	100,000													100,000
Warrant agreement amendment [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance										400,000
Shares rescinded/forfeited										200,000
Exercise price of warrants										$ 0.73
Shares Expired									400,000
Warrant expiration date										Oct. 31, 2013
January 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period													5 years
Stock option expense														13,136
Option granted, shares (upper limit)													25,000
Option granted, purchase price													$ 0.25
Option granted, value													13,136
Proceeds from issuance of common stock and warrants											2,500	3,750
Number of shares purchased											10,000	15,000
Exercise of options, shares											10,000
February 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period															5 years
Stock option expense													9,583
Option granted, shares (upper limit)															25,000
Option granted, purchase price															$ 0.45
Option granted, value															9,583
Proceeds from issuance of common stock and warrants		11,250
June 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																	5 years
Stock option expense														21,085
Option granted, shares (upper limit)																	25,000
Option granted, purchase price																	$ 0.34
Option granted, value																	21,085
Proceeds from issuance of common stock and warrants																8,500
Number of shares purchased																25,000
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Expiration period																	5 years	5 years
Option granted, number of shares vesting in installments																	23,200	8,337
Stock option expense	32,050													177,883										213,459
Vesting immediately																	46,400	8,333
Exercise price of warrants																	$ 0.34	$ 0.95
Fair value of warrant																	391,342	63,576
Proceeds from issuance of common stock and warrants																			56,580	86,250	6,900	6,900	3,450
Number of shares purchased																			164,000	250,000	20,000	20,000	10,000
Frequency of vesting installments																	monthly
Vesting period																	18 months	12 months
Number of common shares that can be purchased through warrant																	464,000	100,000
Warrants outstanding	100,000																		164,000															100,000									164,000				100,000
2010 Common Stock and Warrants one [Member]
Equity Issuance [Line Items]
Exercise price of warrants																								$ 1.25
Shares Expired																					143,750				178,750
Proceeds from issuance of common stock and warrants																								1,500,000		15,625
Stock issued to purchase common stock, warrants and monetary compensation																								1,500,000
Number of shares purchased																								12,500
Number of units offered (upper limit)																								30
Price per unit																								$ 50,000
Warrant expiration extention																										3 months	6 months	1 year
Warrant expiration date, number of shares																										335,000
Warrant expiration date																										Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012
Warrant expiration date, transaction two																										Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
2010 Common Stock and Warrants one [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Number of shares purchased																								156,250
Warrant expiration date																								Sep. 30, 2011
2010 Common Stock and Warrants one [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Number of shares purchased																								218,750
Warrant expiration date																								Dec. 31, 2011
Common Stock [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants																													50,000
Number of shares purchased																								375,000		12,500			40,000
Units [Member]
Equity Issuance [Line Items]
Price per unit																															$ 250,000
Number of shares comprising unit																								50,000						67,000
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																															125,000
Exercise price of warrants																														1.00																				$ 1.00
Number of common shares that can be purchased through warrant																														33,500																				33,500
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																															125,000
Exercise price of warrants																														1.25																				$ 1.25
Number of common shares that can be purchased through warrant																														33,500																				33,500
Warrant Transaction for Legal Services [Member]
Equity Issuance [Line Items]
Expiration period																																3 years
Stock option expense																															10,453
Exercise price of warrants																																$ 1.25
Fair value of warrant																																10,453
Exercise of options, shares											10,000
Number of common shares that can be purchased through warrant																																10,000
Institutional Investor one [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants		1,800,000																																6,849,998
Number of shares purchased		1,628,386																																5,352,671
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)																																	20,000,000
Common stock issued to institutional investor as commitment fee, shares		27,153																															150,830	103,330
Common stock issued to institutional investor as commitment fee		34,274																															162,896	168,556
Common stock reserved for additional commitment fees to the institutional investor																																	301,659	198,329
August 2011 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																				5 years
Option granted, number of shares vesting in installments																																				12,500
Shares rescinded/forfeited									49,150																										62,500
Stock option expense		13,531																													17,204							41,156
Option granted, shares (upper limit)																																				150,000
Option granted, purchase price																																				$ 1.01
Option granted, value																																				123,241
Proceeds from issuance of common stock and warrants									38,734
Frequency of vesting installments																																					quarterly
Vesting period																																				3 years
Beginning date of shares vesting																																					Nov. 01, 2011
Exercise of options, shares									38,350
2011 Common Stock and Warrants one [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants																															1,000,000
Number of units offered (upper limit)																															4
Share issued, shares																															1,000,000
Number of common shares that can be purchased through warrant																															1,000,000
2011 Common Stock and Warrants one [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants																															$ 1.00
Shares Expired																									500,000
2011 Common Stock and Warrants one [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants																															$ 1.25
Shares Expired																									500,000
August 2012 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																								5 years
Option granted, number of shares vesting in installments																																								12,500
Shares rescinded/forfeited																75,000																							25,000
Stock option expense	3,012	37,242																																				15,611
Option granted, shares (upper limit)																																								100,000
Option granted, purchase price																																								$ 0.925
Option granted, value																																								74,486
Frequency of vesting installments																																								Every 3 months
August 2012 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																																								5 years
Option granted, number of shares vesting in installments																																								6,250
Shares rescinded/forfeited									18,750																															31,250
Stock option expense																																						7,137
Option granted, shares (upper limit)																																								50,000
Option granted, purchase price																																								$ 0.93
Option granted, value																																								37,486
Frequency of vesting installments																																								Every three months
Stock option expense, net of forfeiture		6,920
March 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																										10 years
Option granted, number of shares vesting in installments																										9,375
Stock option expense	40,539	33,986
Option granted, shares (upper limit)																										75,000
Option granted, purchase price																										$ 1.16
Option granted, value																										81,076
Frequency of vesting installments																										Quarterly
Stock outstanding	75,000																																	75,000													75,000
May 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																										10 years
Option granted, number of shares vesting in installments																																										1,250
Shares rescinded/forfeited																				2,500																					7,500
Stock option expense	0	2,394
Option granted, shares (upper limit)																																										10,000
Option granted, purchase price																																										$ 1.03
Option granted, value																																										9,574
Frequency of vesting installments																																										Quarterly
May 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																																										10 years
Option granted, number of shares vesting in installments																																										25,000
Stock option expense	20,425	60,399
Option granted, shares (upper limit)																																										100,000
Option granted, purchase price																																										$ 1.00
Option granted, value																																										80,824
Frequency of vesting installments																																										August 1, 2013, October 1, 2013 and quarterly thereafter
Stock outstanding	100,000																																	100,000													100,000
Institutional Investor [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants	1,036,148	478,500																																									1,514,647
Number of shares purchased	1,063,648	500,000																																									1,563,648
Common stock issued to institutional investor as commitment fee, shares	15,630	7,642																			200,000																						23,272
Common stock issued to institutional investor as commitment fee	16,862	7,882																			170,000																						24,745
Common stock reserved for additional commitment fees to the institutional investor																					400,000																						376,728
August 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																																												10 years
Stock option expense		17,852
Option granted, shares (upper limit)																																												25,000
Option granted, purchase price																																												$ 0.84
Option granted, value																																												17,852
Stock outstanding	25,000																																	25,000													25,000
Director one [Member]
Equity Issuance [Line Items]
Expiration period																																												10 years
Option granted, number of shares vesting in installments																																												10,000
Stock option expense	7,219	28,485
Vesting immediately																																												20,000
Option granted, shares (upper limit)																																												50,000
Option granted, purchase price																																												$ 0.84
Option granted, value																																												35,704
Frequency of vesting installments																																												Quarterly
Beginning date of shares vesting																																												Oct. 01, 2013
Stock outstanding	50,000																																	50,000													50,000
New Director Two [Member]
Equity Issuance [Line Items]
Expiration period									10 years
Option granted, number of shares vesting in installments									50,000
Stock option expense	43,527	50,801
Option granted, shares (upper limit)									200,000
Option granted, purchase price									0.93
Option granted, value									174,106
Frequency of vesting installments									Annual
Beginning date of shares vesting									Nov. 01, 2013
Stock outstanding	200,000																																	200,000													200,000
Senior Advisor [Member]
Equity Issuance [Line Items]
Expiration period																																									5 years
Option granted, number of shares vesting in installments																																									7,500
Stock option expense	53,313	0
Vesting immediately																																									25,000
Exercise price of warrants		$ 0.715																																							0.715
Fair value of warrant		53,313																																							53,313
Frequency of vesting installments																																									Monthly
Vesting period																																									10 months
Number of common shares that can be purchased through warrant	100,000	100,000																																100,000							100,000						100,000
Four Independent Directors [Member]
Equity Issuance [Line Items]
Expiration period											10 years
Option granted, number of shares vesting in installments											10,000
Stock option expense	117,760
Vesting immediately											20,000
Option granted, shares (upper limit)											50,000
Option granted, purchase price											$ 0.715
Option granted, value											29,440
Frequency of vesting installments											Quarterly
Beginning date of shares vesting											Apr. 01, 2014
Stock outstanding	200,000																																	200,000													200,000
March 2014 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				3,750
Stock option expense	10,100
Option granted, shares (upper limit)																				30,000
Option granted, purchase price																				$ 0.92
Option granted, value																				23,304
Frequency of vesting installments																				Quarterly
Stock outstanding	30,000																																	30,000													30,000
March 2014 New Employee 2 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				9,375
Stock option expense	24,829
Option granted, shares (upper limit)																				75,000
Option granted, purchase price																				$ 0.92
Option granted, value																				58,384
Frequency of vesting installments																				Quarterly
Stock outstanding	75,000																																	75,000													75,000
March 2014 New Employee 3 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				6,250
Stock option expense	16,164
Option granted, shares (upper limit)																				50,000
Option granted, purchase price																				$ 0.92
Option granted, value																				38,922
Frequency of vesting installments																				Quarterly
Stock outstanding	50,000																																	50,000													50,000
March 2014 New Employee 4 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				15,625
Stock option expense	47,975
Option granted, shares (upper limit)																				125,000
Option granted, purchase price																				$ 0.92
Option granted, value																				96,211
Frequency of vesting installments																				Quarterly
Beginning date of shares vesting																				Apr. 01, 2014
Stock outstanding	125,000																																	125,000													125,000
March 2014 New Employee 5 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				7,500
Stock option expense	22,162
Option granted, shares (upper limit)																				30,000
Option granted, purchase price																				$ 0.92
Option granted, value																				22,222
Frequency of vesting installments																				Quarterly
Beginning date of shares vesting																				Apr. 01, 2014
Stock outstanding	30,000																																	30,000													30,000
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				10,000
Stock option expense	29,550
Option granted, shares (upper limit)																				40,000
Option granted, purchase price																				$ 0.92
Option granted, value																				29,630
Frequency of vesting installments																				Quarterly
Beginning date of shares vesting																				Apr. 01, 2014
Stock outstanding	40,000																																	40,000													40,000
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Expiration period																				5 years
Option granted, number of shares vesting in installments																				7,500
Shares rescinded/forfeited			22,500
Stock option expense	39,061
Vesting immediately																				25,000
Exercise price of warrants																				$ 0.92
Fair value of warrant																				66,936
Frequency of vesting installments																				Monthly
Beginning date of shares vesting																				Apr. 01, 2014
Number of common shares that can be purchased through warrant																				100,000
Stock outstanding	77,500																																	77,500													77,500
Option granted, total number of shares vesting in installments																				75,000
New Director [Member]
Equity Issuance [Line Items]
Expiration period																10 years
Option granted, number of shares vesting in installments																50,000
Stock option expense	50,264
Vesting immediately																50,000
Option granted, shares (upper limit)																200,000
Option granted, purchase price																$ 0.763
Option granted, value																122,515
Frequency of vesting installments																Annually
Stock outstanding	200,000																																	200,000													200,000
New Director One [Member]
Equity Issuance [Line Items]
Expiration period																																													5 years
Option granted, number of shares vesting in installments																																													162,500
Stock option expense																								580,167							306,765
Vesting immediately																																													162,500
Exercise price of warrants																																													$ 1.51
Fair value of warrant																																													1,188,000
Shares Expired																															(487,500)
Vesting period																																													3 years
Number of common shares that can be purchased through warrant																																													650,000
New Director One [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Shares Expired																																														(487,500)
Common Stock and Warrants [Member]
Equity Issuance [Line Items]
Expiration period																		5 years	5 years
Proceeds from issuance of common stock and warrants																														3,140,000
Number of units offered (upper limit)																														60
Price per unit																														50,000
Share issued, shares																														4,207,600
Number of common shares that can be purchased through warrant																														4,207,600																				4,207,600
Common Stock and Warrants [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants	$ 1.00																																	$ 1.00													$ 1.00
Number of common shares that can be purchased through warrant	2,103,800																																	2,103,800													2,103,800
Common Stock and Warrants [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants	$ 1.25																																	$ 1.25													$ 1.25
Number of common shares that can be purchased through warrant	2,103,800																																	2,103,800													2,103,800
Director Serving on Operations Committee [Member]
Equity Issuance [Line Items]
Stock option expense	14,000
Share issued, shares			2,408															2,081	2,371																												2,487	2,322	2,121	1,897
Share issued, value			2,000															2,000	2,000																												2,000	2,000	2,000	2,000
Director Serving on Operations Committee [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Share issued, shares																																																			2,576	2,524
Share issued, value																																																					4,000
Common stock for investor relations services [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services																																															6,250	6,250
Fair value of common stock issued for investor relations services																																															5,063	5,437
Investor relations expense	10,500
Common stock for investor relations services [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services																																																			6,250	6,250		6,250
Fair value of common stock issued for investor relations services																																																			4,938	5,056		$ 5,250